PRINCIPAL ACCOUNTING POLICIES (Details) (CNY)	12 Months Ended
Dec. 31, 2014 item
Shanghai Ctrip Commerce | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of Officers	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	30,000,000
Beijing Ctrip | Shanghai Ctrip Commerce and One Senior Officer of Ctrip.com International, Ltd.
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	40,000,000
Guangzhou Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of Officers	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	3,000,000
Shanghai Ctrip | One senior officer of the Company
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	10,000,000
Shenzhen Ctrip | Two senior officers of the Company
Major variable interest entities and their subsidiaries
Number of Officers	2
Shareholding percentage of VIE	100.00%
Registered capital of VIE	2,500,000
Ctrip Insurance | Shanghai Ctrip Commerce and Ctrip Computer Technology
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	50,000,000
Shanghai Huacheng | Shanghai Ctrip Commerce
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	100,000,000
Chengdu Ctrip | Shanghai Ctrip
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	11,500,000
Chengdu Ctrip International | Shanghai Ctrip
Major variable interest entities and their subsidiaries
Shareholding percentage of VIE	100.00%
Registered capital of VIE	2,000,000